Discontinued Operations and Disposals (Details) - Schedule of Effect of Disposal on the Financial Position of the Group - Cluno GmbH [Member] £ in Thousands	12 Months Ended
Jun. 30, 2023 GBP (£)
Schedule of Disposal on the Financial Position of the Group of Assets and Liabilities Held for Sale [Abstract]
Assets held for sale	£ 52,971
Liabilities associated with assets held for sale	(24,760)
Net assets and liabilities disposed of	28,211
Consideration received, satisfied in cash	21,234
Cash and cash equivalents disposed of	(2,680)
Net cash inflow	£ 18,554